Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Schedule of Assumptions for Options Granted
The following assumptions were used in the option valuation model for options granted during the years ended December 31,:

	2019 *	2018	2017
Expected approximate volatility	None	35%	35%
Expected dividends	None	None	None
Expected term (in years)	None	3-5	5
Risk-free rate	None	2.41% - 2.62%	1.81% - 2.18%
Stock price	None	$4 - $5	$3 - $4

_________________
*
there were no options granted in 2019

Summary of Options Granted and Range in Vesting Periods
A summary of the options granted and the range in vesting periods based on specific provisions within the option agreements during the years ended December 31, are as follows:

	2019	2018	2017
Options granted	—	108,288	612,771
Vesting period (in years)	—	3 - 5	5

Schedule of Vested Stock Options
The following table sets forth of the activities of the Company’s vested stock options for the years ended December 31, 2019, 2018 and 2017, as restated to give effect for the reverse recapitalization discussed in Note 3.

Outstanding options	Shares	Weighted Average Grant Date Fair Value	Weighted Average Exercise Price
Outstanding at January 1, 2017	4,512,952	$0.60	$1.75
Granted	612,771	1.27	3.72
Exercised	(867,024)	0.59	1.62
Forfeited/expired	(135,789)	0.96	2.73
Outstanding at December 31, 2017	4,122,910	0.69	2.03
Granted	108,288	1.73	5.10
Exercised	(284,642)	0.40	1.15
Forfeited/expired	(114,132)	1.03	2.96
Outstanding at December 31, 2018	3,832,424	0.73	2.16
Granted	—	—	—
Exercised	(2,590,274)	0.62	1.84
Forfeited/expired	(13,751)	0.77	2.33
Outstanding at December 31, 2019	1,228,399	0.96	2.91

Summary of Nonvested Stock Options
A summary of the status of the activities of the Company’s nonvested stock options for the years ended December 31, 2019, 2018 and 2017, as restated to give effect for the reverse recapitalization discussed in Note 3.

Nonvested options	Shares	Weighted Average Grant Date Fair Value
Nonvested at January 1, 2017	3,639,156	$0.60
Granted	612,771	1.27
Vested	(1,380,566)	0.60
Forfeited	(135,789)	0.96
Nonvested at December 31, 2017	2,735,572	0.73
Granted	108,288	1.73
Vested	(1,032,910)	0.62
Forfeited	(101,361)	1.07
Nonvested at December 31, 2018	1,709,589	0.82
Granted	—	—
Vested	(547,537)	0.85
Forfeited	(13,751)	0.77
Nonvested at December 31, 2019	1,148,301	0.95